Subsequent Events (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Apr. 20, 2021	Feb. 24, 2021	Jul. 31, 2020
Subsequent Events (Details) [Line Items]
Aggregate loans		$ 150,000		$ 250,000
Deferred Sponsor Shares Percentage	20.00%
Subscription investors	$ 22,500,000
Class A Ordinary Shares (in Shares)	2,250,000
Purchase price (in Dollars per share)	$ 10.00
Sponsor [Member]
Subsequent Events (Details) [Line Items]
Aggregate loans			$ 650,000
Sponsor [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate loans			$ 650,000